UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
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Form 13F File Number:      028-13250
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
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Title:       Principal
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Phone:       212-247-2990
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Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York      February 17, 2009
-----------------------------      -------------------      ----------------
[Signature]                         [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          14
                                               -------------

Form 13F Information Table Value Total:         $70,519
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number                    Name

NONE

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                                                     FORM13F INFOMRATION TABLE
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


                                                            VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER           AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED   NONE
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CENTENNIAL COMMUNCTNS CORP N     CL A NEW       15133V208   12,123  1,504,075 SH       SOLE                1,504,075

DG FASTCHANNEL INC               COM            23326R109    5,046    404,338 SH       SOLE                  404,338

DISCOVERY COMMUNICATNS NEW       COM SER A      25470F104      566     40,000 SH       SOLE                   40,000

GOOGLE INC                       CL A           38259P508    7,537     24,500 SH       SOLE                   24,500

IAC INTERACTIVECORP              COM PAR $.001  44919P508      467     29,700 SH       SOLE                   29,700

LIBERTY MEDIA CORP NEW           ENT COM SER A  53071M500      832     47,600 SH       SOLE                   47,600

MEDIACOM COMMUNICATIONS CORP     CL A           58446K105    4,391  1,021,107 SH       SOLE                1,021,107

METROPCS COMMUNICATIONS INC      COM            591708102    5,511    371,100 SH       SOLE                  371,100

MOVE INC COM                     COM            62458M108    3,131  1,957,180 SH       SOLE                1,957,180

NDS GROUP PLC                    SPONSORED ADR  628891103    8,655    150,946 SH       SOLE                  150,946

NEUTRAL TANDEM INC               COM            64128B108    6,093    375,650 SH       SOLE                  375,650

SWITCH & DATA FACILITIES COM     COM            871043105    4,246    574,588 SH       SOLE                  574,588

TIME WARNER INC                  COM            887317105    3,954    393,000 SH       SOLE                  393,000

VERIZON COMMUNICATIONS INC       COM            92343V104    7,967    235,000 SH       SOLE                  235,000
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